Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-current	$ 86,296	$ 84,533
Current	492	483
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	85,016	71,941
Additions through business combinations		34,419
Increase/(decrease) in provisions	1,473	(24,898)
Payments for tower and tower equipment decommissioning	(4)	(343)
Unwinding of discount	2,261	7,084
Effects of movement in exchange rates	(1,958)	(3,187)
At end of period/year	86,788	85,016
Non-current	86,296	84,533
Current	$ 492	$ 483